Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of January 2016

Collection Period	31-Jan-16	30/360 Days	30	Collection Period Start	1-Jan-16
Distribution Date	16-Feb-16	Actual/360 Days	32	Collection Period End	31-Jan-16
				Prior Month Settlement Date	15-Jan-16
				Current Month Settlement Date	16-Feb-16

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,067,817,831.09	417,752,190.15	397,242,901.98	0.381353
Yield Supplement Overcollaterization		26,151,160.13	6,578,415.18	6,100,224.82
Total Adjusted Portfolio		1,041,666,670.96	411,173,774.97	391,142,677.16
Total Adjusted Securities		1,041,666,670.96	411,173,774.97	391,142,677.16	0.375497
Class A-1 Notes	0.19000%	219,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.42000%	330,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.72000%	351,000,000.00	269,507,104.01	249,476,006.20	0.710758
Class A-4 Notes	1.34000%	100,000,000.00	100,000,000.00	100,000,000.00	1.000000
Certificates	0.00000%	41,666,670.96	41,666,670.96	41,666,670.96	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	20,031,097.81	161,704.26	57.0686547	0.4606959
Class A-4 Notes	0.00	111,666.67	-	1.1166667
Certificates	0.00	0.00	-	-
Total Securities	20,031,097.81	273,370.93

I. COLLECTIONS

Interest:
Interest Collections		1,053,137.32
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,053,137.32

Principal:
Principal Collections		20,251,625.60
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		20,251,625.60

Recoveries of Defaulted Receivables		128,509.27
Servicer Advances		94,826.44

Total Collections		21,528,098.63

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	32,655	411,173,774.97
Total Principal Payment		20,031,097.81
	31,978	391,142,677.16

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of January 2016

III. DISTRIBUTIONS

Total Collections	21,528,098.63
Reserve Account Draw	0.00
Total Available for Distribution	21,528,098.63

1. Reimbursement of Advance	76,793.21

2. Servicing Fee:
Servicing Fee Due	348,126.83
Servicing Fee Paid	348,126.83
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	161,704.26

Class A-3 Notes Monthly Interest Paid	161,704.26
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	111,666.67

Class A-4 Notes Monthly Interest Paid	111,666.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of January 2016

Total Note Monthly Interest
Total Note Monthly Interest Due		273,370.93
Total Note Monthly Interest Paid		273,370.93
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		20,829,807.66

4. Total Monthly Principal Paid on the Notes		20,031,097.81

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		20,031,097.81
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		798,709.85
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		798,709.85

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,166.67
Beginning Reserve Account Balance		2,604,166.67
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.67

Required Reserve Account Amount for Next Period		2,604,166.67

VI. POOL STATISTICS

Weighted Average Coupon		3.09%
Weighted Average Remaining Maturity		34.66

	Amount	Number
Principal on Defaulted Receivables	257,662.57	18
Principal Recoveries of Defaulted Receivables	128,509.27
Monthly Net Loss	129,153.30
Pool Balance at Beginning of Collection Period	417,752,190.15

Net Loss Ratio for Third Preceding Collection Period	0.42%
Net Loss Ratio for Second Preceding Collection Period	0.47%
Net Loss Ratio for Preceding Collection Period	0.26%
Net Loss Ratio for Current Collection Period	0.37%
Four-Month Average Net Loss Ratio	0.38%

Cumulative Net Losses for all Periods	4,095,112.43

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of January 2016

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	3,472,190.70	271	0.87%
61-90 Days Delinquent	803,526.74	61	0.20%
91-120 Days Delinquent	188,962.02	15	0.05%
More than 120 Days	11,934.47	1	0.00%
Total 31+ Days Delinquent Receivables:	4,476,613.93	348	1.13%

61+ Days Delinquencies as Percentage of Receivables:
Delinquency Ratio for Third Preceding Collection Period	0.18%	0.16%
Delinquency Ratio for Second Preceding Collection Period	0.20%	0.17%
Delinquency Ratio for Preceding Collection Period	0.24%	0.23%
Delinquency Ratio for Current Collection Period	0.25%	0.24%
Four-Month Average Delinquency Ratio	0.22%	0.20%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO